Treasury Shares	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Treasury Shares

37	Treasury shares

	Shares	Amount
		RMB’000

As of January 1, 2019	20,644,803	1

Issuance of ordinary shares for share-based payment	15,000,000	1

As of December 31, 2019	35,644,803	2

As of December 31, 2020	35,644,803	2
Repurchase of ordinary shares (a)	53,507,241	5,560,104
Retirement of ordinary shares (Note 36(f))	(35,644,803)	(2)
Issuance of ordinary shares for share-based payment (Note 36(g))	8,000,000	—
Exercise of share-based payment (b)	(2,219,927)	—

As of December 31, 2021	59,287,314	5,560,104

(a)
In
2021, the Company’s board of directors authorized share repurchase programs under which the Company could repurchase up to an aggregate of USD1 billion of its shares during
a
specifi
c
 period
 of time
. As of December 31, 2021, the Company had repurchased 54 million shares for approximately RMB5,560 million under share repurchase programs.

(b)	As of December 31, 2021, 2,219,927 treasury shares have been used for exercise of share-based payment with a par value of USD0.00001 per share, which amounts to RMB143.